UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Fischer
Name:          Ospraie Management, LLC
Title:         General Counsel
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Fischer               New York, NY                    08/14/07
-------------------               ------------                    --------
   [Signature]                    [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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
                             TYPE OF                     VALUE       SHARES/ SH/ PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (x$1000)    PRN AMT PRN CALL DISCRETION MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC  COM             02076X102     10,395    500,000 SH       SOLE           N/A    500,000
AMR CORP                     COM             001765106     50,724  1,925,000 SH       SOLE           N/A  1,925,000
ANADARKO PETE CORP           COM             032511107        260      5,000 SH       SOLE           N/A      5,000
APACHE CORP                  COM             037411105      1,469     18,000 SH       SOLE           N/A     18,000
AUGUSTA RES CORP             COM NEW         050912203      2,042    704,167 SH       DEFINED        N/A    704,167
AUGUSTA RES CORP             COM NEW         050912203     10,739  3,702,433 SH       SOLE           N/A  3,702,433
BJ SVCS CO                   COM             055482103     39,105  1,375,000 SH       SOLE           N/A  1,375,000
CHESAPEAKE ENERGY CORP       COM             165167107    108,173  3,126,377 SH       SOLE           N/A  3,126,377
CHEVRON CORP NEW             COM             166764100      1,011     12,000 SH       SOLE           N/A     12,000
CONOCOPHILLIPS               COM             20825C104        550      7,000 SH       SOLE           N/A      7,000
CYTEC INDS INC               COM             232820100     18,697    293,200 SH       SOLE           N/A    293,200
DEERE & CO                   COM             244199105      2,415     20,000 SH       SOLE           N/A     20,000
ENDEAVOUR INTL CORP          COM             29259G101      1,500  1,000,000 SH       SOLE           N/A  1,000,000
F M C CORP                   COM             302491303     66,908    748,500 SH       SOLE           N/A    748,500
FRONTIER OIL CORP            COM             35914P105        875     20,000 SH       SOLE           N/A     20,000
GASTAR EXPL LTD              COM             367299104     19,040  9,154,050 SH       DEFINED        N/A  9,154,050
GASTAR EXPL LTD              COM             367299104     19,040  9,154,050 SH       SOLE           N/A  9,154,050
GENERAL ELECTRIC CO          COM             369604103     34,452    900,000 SH       SOLE           N/A    900,000
GLOBAL LOGISTICS ACQUISITION UNIT 12/31/2010 379414204     11,313  1,250,000 SH       SOLE           N/A  1,250,000
LENNAR CORP                  CL B            526057302     98,272  2,795,000 SH       SOLE           N/A  2,795,000
LENNAR CORP                  CL A            526057104        362      9,900 SH       SOLE           N/A      9,900
LUNDIN MINING CORP           COM             550372106     18,871  1,563,300 SH       SOLE           N/A  1,563,300
M D C HLDGS INC              COM             552676108     11,118    229,900 SH       SOLE           N/A    229,900
MONSANTO CO NEW              COM             61166W101     48,573    719,180 SH       SOLE           N/A    719,180
NORFOLK SOUTHERN CORP        COM             655844108      5,068     96,400 SH       SOLE           N/A     96,400
NOVA BIOSOURCE FUELS INC     COM             65488W103      7,281  2,855,349 SH       SOLE           N/A  2,855,349
NOVA BIOSOURCE FUELS INC     COM             65488W104      7,292  2,859,599 SH       DEFINED        N/A  2,859,599
PATTERSON UTI ENERGY INC     COM             703481101        393     15,000 SH       SOLE           N/A     15,000
PIONEER DRILLING CO          COM             723655106        298     20,000 SH       SOLE           N/A     20,000
PRIDE INTL INC DEL           COM             74153Q102        562     15,000 SH       SOLE           N/A     15,000
POWERSHARES ETF TRUST        WNDRHLL CLN EN  73935X500        416     20,000 SH       SOLE           N/A     20,000
ROWAN COS INC                COM             779382100        410     10,000 SH       SOLE           N/A     10,000
SUNOCO INC                   COM             86764P109        398      5,000 SH       SOLE           N/A      5,000
TURKISH INVT FD INC          COM             900145103      3,626    205,800 SH       SOLE           N/A    205,800
UAL CORP                     COM             902549807     26,506    653,028 SH       SOLE           N/A    653,028
UTI WORLDWIDE INC            ORDINARY        G87210103     62,232  2,322,950 SH       SOLE           N/A  2,322,950
WESCO INTL INC               COM             95082P105     96,140  1,590,400 SH       SOLE           N/A  1,590,400
XTO ENERGY INC               COM             98385X106    128,277  2,134,400 SH       SOLE           N/A  2,134,400

                           38                             914,803


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:         914,803
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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